Reportable Segments and Geographic Information (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Geographic Information
Revenue	$ 2,562,500	$ 1,968,200	$ 1,872,200	$ 1,953,900	$ 2,079,100	$ 2,067,500	$ 1,989,600	$ 2,017,300	$ 8,356,783	$ 8,153,495	$ 8,218,180
Long-Lived Assets	2,571,200				2,390,500				2,571,200	2,390,500	2,390,300
UNITED STATES
Geographic Information
Revenue									4,933,700	4,829,600	4,756,000
Long-Lived Assets	1,603,700				1,477,300				1,603,700	1,477,300	1,496,800
Asia Pacific [Member]
Geographic Information
Revenue									1,338,200	1,507,200	1,715,100
Long-Lived Assets	340,500				361,000				340,500	361,000	374,900
CANADA
Geographic Information
Revenue									561,100	712,000	708,800
Long-Lived Assets	146,700				168,400				146,700	168,400	189,200
Europe [Member]
Geographic Information
Revenue									788,200	599,400	608,200
Long-Lived Assets	270,800				267,200				270,800	267,200	243,600
Other Foreign Countries [Member]
Geographic Information
Revenue									735,600	505,300	430,100
Long-Lived Assets	$ 209,500				$ 116,600				$ 209,500	$ 116,600	$ 85,800